Capital leases (Tables)	3 Months Ended
Mar. 31, 2016
Leases [Abstract]
Schedule Of Capital Lease Obligations
Ardmore has reclassified these two vessels as vessels held for sale, effective November 2015 and no longer depreciates these vessels.

	As at
	Mar 31, 2016	Dec 31, 2015
Current portion of capital lease obligations	26,653,535	27,097,348
Current portion of deferred finance fees	(414,282)	(325,437)
Total capital lease obligations	26,239,253	26,771,911

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at March 31, 2016, are as follows:

As at
Mar 31, 2016
2016	27,164,804
Total minimum lease payments	27,164,804
Less amount representing interest	(511,269)
Less amounts representing deferred finance fees	(414,282)
Net minimum lease payments	26,239,253

Schedule of Capital Leased Assets
Assets recorded under capital leases are included in vessels held for sale and consist of the following at March 31, 2016:

	As at
	Mar 31, 2016	Dec 31, 2015
Vessels held for sale	37,083,985	37,083,985
	37,083,985	37,083,985